Foxo Life Insurance Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foxo Life Insurance Company (Details) [Line Items]
Purchase consideration	$ 1,155
Fair value	63
Cash	1,092
Statutory capital	$ 5,000
Reinsure policies percentage	100.00%
Reinsured business percentage	100.00%
Policy reserves	$ 18,573	$ 19,463
Amount earned	362	108
Claims incurred	1,349	523
Statutory capital and surplus	$ 5,000
Risk-based capital percentage	301.00%
Reinsured by the seller	100.00%
Reinsured by the seller	$ 105	29
Authorized	62	65
Traditional life reserves	14,246	$ 14,746
FOXO Life Insurance Company [Member]
Foxo Life Insurance Company (Details) [Line Items]
Cash	100
Acquisition-related Costs [Member]
Foxo Life Insurance Company (Details) [Line Items]
Statutory capital	$ 1,092